Lincoln Hedged S&P 500 Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.55%
INVESTMENT COMPANY–49.55%
Equity Fund–49.55%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	937,894	$30,223,643
Total Affiliated Investment (Cost $28,912,841)		30,223,643
UNAFFILIATED INVESTMENTS–53.48%
INVESTMENT COMPANY–0.15%
Money Market Fund–0.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	93,149	93,149
Total Investment Company (Cost $93,149)		93,149

	Number of Contracts

OPTIONS PURCHASED–53.33%
CENTRALLY CLEARED–53.33%
Call Options–47.98%
S&P 500 Mini Index Strike price $11.96, expiration date 6/17/26, notional amount $137,540	115	7,350,663
S&P 500 Mini Index Strike price $13.20, expiration date 9/16/26, notional amount $151,800	115	7,320,869
S&P 500 Mini Index Strike price $13.44, expiration date 12/16/26, notional amount $154,560	115	7,300,331
S&P 500 Mini Index Strike price $13.25, expiration date 3/17/27, notional amount $152,375	115	7,290,763
		29,262,626
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–5.35%
S&P 500 Mini Index Strike price $598.09, expiration date 6/17/26, notional amount $13,815,879	231	$227,507
S&P 500 Mini Index Strike price $660.04, expiration date 9/16/26, notional amount $15,246,924	231	825,851
S&P 500 Mini Index Strike price $672.15, expiration date 12/16/26, notional amount $15,526,665	231	1,094,143
S&P 500 Mini Index Strike price $662.48, expiration date 3/17/27, notional amount $15,303,288	231	1,112,122
		3,259,623
Total Options Purchased (Cost $32,539,669)		32,522,249
Total Unaffiliated Investments (Cost $32,632,818)		32,615,398

TOTAL INVESTMENTS–103.03% (Cost $61,545,659)	62,839,041

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.78)%
CENTRALLY CLEARED–(3.78)%
Call Options–(1.23)%
S&P 500 Mini Index Strike price $682.48, expiration date 6/17/26, notional amount $(15,765,288)	(231)	$(257,653)
S&P 500 Mini Index Strike price $745.05, expiration date 9/16/26, notional amount $(17,210,655)	(231)	(85,216)
S&P 500 Mini Index Strike price $769.07, expiration date 12/16/26, notional amount $(17,765,517)	(231)	(122,538)
S&P 500 Mini Index Strike price $762.38, expiration date 3/17/27, notional amount $(17,610,978)	(231)	(284,742)
(750,149)
Put Options–(2.55)%
S&P 500 Mini Index Strike price $526.32, expiration date 6/17/26, notional amount $(12,157,992)	(231)	(79,353)
Lincoln Hedged S&P 500 Fund–1

Lincoln Hedged S&P 500 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $580.84, expiration date 9/16/26, notional amount $(13,417,404)	(231)	$(351,021)
S&P 500 Mini Index Strike price $591.49, expiration date 12/16/26, notional amount $(13,663,419)	(231)	(535,585)
S&P 500 Mini Index Strike price $582.98, expiration date 3/17/27, notional amount $(13,466,838)	(231)	(589,101)
(1,555,060)
Total Options Written (Premiums received $(3,041,172))		(2,305,209)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	455,349
NET ASSETS APPLICABLE TO 5,481,468 SHARES OUTSTANDING–100.00%	$60,989,181

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Hedged S&P 500 Fund–2

Lincoln Hedged S&P 500 Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.55%@
Equity Fund-49.55%@
✧✧LVIP SSGA S&P 500 Index Fund	$28,330,444	$4,514,374	$1,241,651	$(33,300)	$(1,346,224)	$30,223,643	937,894	$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Fund–3